Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
SUPPLEMENT DATED NOVEMBER 3, 2023
TO THE SUMMARY PROSPECTUS, PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
EACH DATED MARCH 1, 2023 OF
CLEARBRIDGE VALUE TRUST AND CLEARBRIDGE SMALL CAP FUND (each, a “Fund” and collectively the “Funds”)

ClearBridge Value Trust and ClearBridge Small Cap Fund
In an effort to better align the Funds with other funds overseen by the same Board, the Funds intend to ask shareholders to approve certain changes to the Funds. These changes will not affect the investment objectives or strategies of the Funds or the way that the Funds’ assets are invested, nor are they expected to increase fees or expenses of the Funds.
The Funds intend to ask shareholders to approve a change in the structure of the contractual relationships through which investment advisory and administrative services are provided to the Funds. Currently, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) provides administrative services as sub‑administrator to the Funds, ClearBridge Investments, LLC (“ClearBridge”) provides investment advice through its role as manager of the Funds, and Western Asset Management Company, LLC (“Western Asset”) provides investment advice as subadviser to the Funds. If the proposed changes are approved by shareholders, LMPFA would serve as the Funds’ manager and provide investment oversight and administration services in that capacity, and ClearBridge and Western Asset would continue to provide investment advice to the Funds as the Funds’ subadvisers. The investment advisory and administrative services that LMPFA, ClearBridge and Western Asset provide to the Funds will not be affected by the proposed changes.
Shareholders will also be asked to approve: (i) changes to the Funds’ fundamental investment policies, which are currently very similar (but not identical) to those in place for most of the funds overseen by the same Board; and (ii) a proposal that would enable each Fund’s manager, with the approval of the Fund’s Board of Trustees, to enter into and materially amend subadvisory contracts without shareholder approval, in reliance on an exemptive order previously granted by the Securities and Exchange Commission.
A proxy statement addressing these changes and other matters is expected to be mailed at a later date to shareholders of record as of December 8, 2023. This supplement is not a solicitation of any proxy.
ClearBridge Value Trust – Name Change
Effective as of March 1, 2024, the name of ClearBridge Value Trust will be changed to ClearBridge Value Fund.

ClearBridge Value Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
SUPPLEMENT DATED NOVEMBER 3, 2023
TO THE SUMMARY PROSPECTUS, PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
EACH DATED MARCH 1, 2023 OF
CLEARBRIDGE VALUE TRUST AND CLEARBRIDGE SMALL CAP FUND (each, a “Fund” and collectively the “Funds”)

ClearBridge Value Trust and ClearBridge Small Cap Fund
In an effort to better align the Funds with other funds overseen by the same Board, the Funds intend to ask shareholders to approve certain changes to the Funds. These changes will not affect the investment objectives or strategies of the Funds or the way that the Funds’ assets are invested, nor are they expected to increase fees or expenses of the Funds.
The Funds intend to ask shareholders to approve a change in the structure of the contractual relationships through which investment advisory and administrative services are provided to the Funds. Currently, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) provides administrative services as sub‑administrator to the Funds, ClearBridge Investments, LLC (“ClearBridge”) provides investment advice through its role as manager of the Funds, and Western Asset Management Company, LLC (“Western Asset”) provides investment advice as subadviser to the Funds. If the proposed changes are approved by shareholders, LMPFA would serve as the Funds’ manager and provide investment oversight and administration services in that capacity, and ClearBridge and Western Asset would continue to provide investment advice to the Funds as the Funds’ subadvisers. The investment advisory and administrative services that LMPFA, ClearBridge and Western Asset provide to the Funds will not be affected by the proposed changes.
Shareholders will also be asked to approve: (i) changes to the Funds’ fundamental investment policies, which are currently very similar (but not identical) to those in place for most of the funds overseen by the same Board; and (ii) a proposal that would enable each Fund’s manager, with the approval of the Fund’s Board of Trustees, to enter into and materially amend subadvisory contracts without shareholder approval, in reliance on an exemptive order previously granted by the Securities and Exchange Commission.
A proxy statement addressing these changes and other matters is expected to be mailed at a later date to shareholders of record as of December 8, 2023. This supplement is not a solicitation of any proxy.
ClearBridge Value Trust – Name Change
Effective as of March 1, 2024, the name of ClearBridge Value Trust will be changed to ClearBridge Value Fund.

ClearBridge Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
SUPPLEMENT DATED NOVEMBER 3, 2023
TO THE SUMMARY PROSPECTUS, PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
EACH DATED MARCH 1, 2023 OF
CLEARBRIDGE VALUE TRUST AND CLEARBRIDGE SMALL CAP FUND (each, a “Fund” and collectively the “Funds”)

ClearBridge Value Trust and ClearBridge Small Cap Fund
In an effort to better align the Funds with other funds overseen by the same Board, the Funds intend to ask shareholders to approve certain changes to the Funds. These changes will not affect the investment objectives or strategies of the Funds or the way that the Funds’ assets are invested, nor are they expected to increase fees or expenses of the Funds.
The Funds intend to ask shareholders to approve a change in the structure of the contractual relationships through which investment advisory and administrative services are provided to the Funds. Currently, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) provides administrative services as sub‑administrator to the Funds, ClearBridge Investments, LLC (“ClearBridge”) provides investment advice through its role as manager of the Funds, and Western Asset Management Company, LLC (“Western Asset”) provides investment advice as subadviser to the Funds. If the proposed changes are approved by shareholders, LMPFA would serve as the Funds’ manager and provide investment oversight and administration services in that capacity, and ClearBridge and Western Asset would continue to provide investment advice to the Funds as the Funds’ subadvisers. The investment advisory and administrative services that LMPFA, ClearBridge and Western Asset provide to the Funds will not be affected by the proposed changes.
Shareholders will also be asked to approve: (i) changes to the Funds’ fundamental investment policies, which are currently very similar (but not identical) to those in place for most of the funds overseen by the same Board; and (ii) a proposal that would enable each Fund’s manager, with the approval of the Fund’s Board of Trustees, to enter into and materially amend subadvisory contracts without shareholder approval, in reliance on an exemptive order previously granted by the Securities and Exchange Commission.
A proxy statement addressing these changes and other matters is expected to be mailed at a later date to shareholders of record as of December 8, 2023. This supplement is not a solicitation of any proxy.